Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax provision
	2021	2020
Book income (loss)	$444,255	$2,784,887)
Tax to book differences for deductible expenses	9,508	9,574
Tax non-deductible expenses	1,166,218	(3,845,607)
Valuation Allowance	(1,619,981)	1,051,146
Income tax expense	$-	$-

Schedule of net deferred tax liabilities
	2021	2020
Deferred tax assets:
NOL carryover	$7,511,485	$9,827,022
Other carryovers	728,907	749,475

Deferred tax liabilities:
Depreciation	(158,296)	(102,841)
Less Valuation Allowance	(8,082,096)	(10,472,656)
Net deferred tax asset	$-	$-